Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Deposits

NOTE 7. DEPOSITS

The following table sets forth the Company’s deposits by category:

	September 30, 2018	December 31, 2017
	(Dollars in thousands)
Noninterest-bearing demand deposits	$207,727	$176,726
Interest-bearing NOW accounts	7,865	7,318
Savings and money market accounts	214,380	243,173
Time deposits	442,638	408,151

Total deposits	$872,610	$835,368

Time deposits $100,000 and greater	$346,844	$314,102
Time deposits $250,000 and greater	90,056	82,816
Related party deposits (executive officers and directors)	12,983	13,914

The aggregate amount of overdraft demand deposits reclassified to loans was $15 thousand and $27 thousand at September 30, 2018 and December 31, 2017, respectively. The aggregate amount of maturities for time deposits for each of the five years following the latest balance sheet date totaled $267.8 million, $132.9 million, $22.7 million, $9.7 million and $9.5 million, respectively.

NOTE 9. DEPOSITS

The following table sets forth the Company’s deposits by category:

	December 31,
	2017	2016
	(Dollars in thousands)
Noninterest-bearing demand deposits	$176,726	$171,475
Interest-bearing NOW accounts	7,318	8,302
Savings and money market accounts	243,173	215,432
Time deposits	408,151	419,229

Total deposits	$835,368	$814,438

Time deposits $100,000 and greater	$314,102	$324,735
Time deposits $250,000 and greater	82,816	77,474
Related party deposits (executive officers and directors)	13,914	21,660

The aggregate amount of overdraft demand deposits reclassified to loans was $27 thousand and $48 thousand at December 31, 2017 and 2016, respectively. The aggregate amount of maturities for time deposits for each of the five years following the latest balance sheet date totaled $276.4 million, $86.4 million, $26.3 million, $8.5 million and $10.5 million, respectively.